Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment, at cost, consists of the following at December 31:

	December 31,
	2012	2011
Network equipment	$222,309	$204,840
Computer and office equipment	21,243	21,060
Capitalized software costs	8,736	5,847
Furniture and fixtures and other	8,714	9,370
Leasehold improvements	6,913	6,768
	267,915	247,885
Less accumulated depreciation and amortization	(199,534)	(167,397)
	$68,381	$80,488

Property and equipment includes amounts acquired under capital leases of approximately $5,718 and $8,215 respectively, net of accumulated depreciation of approximately $11,347 and $9,181, respectively, at December 31, 2012 and 2011. Amortization of capital leases is included in depreciation and amortization expense in the consolidated statements of operations.